Annual Total Returns- Inverse SP 500 Strategy Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Inverse SP 500 Strategy Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(8.36%)	(16.08%)	(26.35%)	(14.00%)	(4.39%)	(12.23%)	(17.38%)	4.33%	(22.65%)	(24.90%)